Acquisitions (Tables)	6 Months Ended
Jun. 30, 2015
ALP Maritime Services B.V. [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the finalized estimates of fair values of the ALP assets acquired and liabilities assumed by the Partnership on the acquisition date.

As at March 14, 2014 $
ASSETS
Cash and cash equivalents	294
Other current assets	404
Advances on newbuilding contracts	164
Other assets - long-term	395
Goodwill (towage segment)	2,032

Total assets acquired	3,289

LIABILITIES
Current liabilities	387
Other long-term liabilities	286

Total liabilities assumed	673

Net assets acquired	2,616

Consideration	2,616

Consolidated Pro Forma Financial Information

The following table shows summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2014, solely giving effect to the Partnership’s acquisition of ALP as if it had taken place on January 1, 2013:

Pro Forma Six Months ended June 30, 2014 $
Revenues	500,771
Net income	5,061
Limited partners’ interest in net income per common unit:
- Basic	(0.13)
- Diluted	(0.13)

Logitel Offshore Holding [Member]
Fair Values of Assets Acquired and Liabilities Assumed by Partnership

The following table summarizes the preliminary and finalized valuations of the Logitel assets and liabilities on the acquisition date. The estimates of fair values of the Logitel assets acquired and liabilities assumed by the Partnership were finalized during the second quarter of 2015.

(in thousands of U.S. dollars)	Preliminary Valuation August 11, 2014 $	Adjustments $	Final Valuation August 11, 2014 $
ASSETS
Cash and cash equivalents	8,089	—	8,089
Prepaid expenses	640	—	640
Advances on newbuilding contracts	46,809	(2,239)	44,570
Intangible assets	—	1,000	1,000

Total assets acquired	55,538	(1,239)	54,299

LIABILITIES
Accrued liabilities	4,098	—	4,098
Long-term debt	26,270	1,330	27,600

Total liabilities assumed	30,368	1,330	31,698

Net assets acquired	25,170	(2,569)	22,601

Cash consideration	4,000	—	4,000

Contingent consideration	21,170	(2,569)	18,601

Consolidated Pro Forma Financial Information

The following table shows summarized consolidated pro forma financial information for the Partnership for the six months ended June 30, 2014, solely giving effect to the Partnership’s acquisition of Logitel as if it had taken place on January 1, 2013:

Pro Forma Six Months ended June 30, 2014 $
Revenues	500,636
Net income	4,460
Limited partners’ interest in net income per common unit:
- Basic	(0.14)
- Diluted	(0.14)